Other expenses	6 Months Ended
Jun. 30, 2024
Other Expenses
Other expenses
14	Other expenses

	For the six months ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Information technology expenses	587	684	505
Legal and professional fees	1,148	2,313	1,707
Marketing and advertising	1,919	1,374	1,014
Rental	21	3	2
Others	76	381	281
	3,751	4,755	3,509

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS